Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other liabilities [Abstract]
Other liabilities (Tables), Other current liabilities [Text Block]

Philips Group

Other current liabilities

in millions of EUR

2018 - 2019

	2018	2019
Accrued customer rebates that cannot be offset with accounts receivables for those customers	422	427
Other taxes including social security premiums	178	241
Other liabilities	137	188
Other current liabilities	737	856